DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2023
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2023, 2022 and 2021.

US$ MILLIONS	2023	2022	2021
Depreciation and amortization	$365	$211	$236
Transportation and distribution	195	184	162
Operations and maintenance	94	56	49
Compensation	87	59	44
Cost of inventory	2	5	8
Other	35	27	27
Total	$778	$542	$526